Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Aug. 31, 2026 USD ($)	Aug. 31, 2026 JPY (¥)	Aug. 31, 2025 JPY (¥)
Revenues	$ 66,437	¥ 10,612,734	¥ 10,261,086
JAPAN
Revenues	65,075	10,395,190	10,095,692
International [Member]
Revenues	1,362	217,544	165,394
Software Development Services [Member]
Revenues	52,556	8,395,293	8,061,829
Licensing [Member]
Revenues	9,518	1,520,420	1,466,879
Software Related Services [Member]
Revenues	$ 4,363	697,021	732,378
Software Defined Vehicle [Member]
Revenues		7,903,700	7,636,782
Software Defined Vehicle [Member] | JAPAN
Revenues		7,861,808	7,533,554
Software Defined Vehicle [Member] | International [Member]
Revenues		41,892	103,228
Software Defined Vehicle [Member] | Software Development Services [Member]
Revenues		7,519,263	7,200,099
Software Defined Vehicle [Member] | Licensing [Member]
Revenues		191,123	235,721
Software Defined Vehicle [Member] | Software Related Services [Member]
Revenues		193,314	200,962
Location Based Services [Member]
Revenues		3,316,194	3,159,464
Location Based Services [Member] | JAPAN
Revenues		3,316,194	3,158,864
Location Based Services [Member] | International [Member]
Revenues			600
Location Based Services [Member] | Software Development Services [Member]
Revenues		1,483,355	1,459,873
Location Based Services [Member] | Licensing [Member]
Revenues		1,329,297	1,231,158
Location Based Services [Member] | Software Related Services [Member]
Revenues		503,542	468,433
Other And Eliminations [Member]
Revenues		(607,160)	(535,160)
Other And Eliminations [Member] | JAPAN
Revenues		(782,812)	(596,726)
Other And Eliminations [Member] | International [Member]
Revenues		175,652	61,566
Other And Eliminations [Member] | Software Development Services [Member]
Revenues		(607,325)	(598,143)
Other And Eliminations [Member] | Licensing [Member]
Revenues
Other And Eliminations [Member] | Software Related Services [Member]
Revenues		¥ 165	¥ 62,983